Form N-1A Supplement	Jul. 22, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	T-REX 2X Long DKNG Daily Target ETF (DKUP)
T-REX 2X Long BULL Daily Target ETF (BULU)
 T-REX 2X Long CRWV Daily Target ETF (CRWU)
T-REX 2X Long SMR Daily Target ETF (SMUP)
Each listed on the Cboe BZX Exchange, Inc.

(each a “Fund” and collectively, the “Funds”)
Each a series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus
dated July 22, 2025
as supplemented from time to time

The changes described below are being made to the Prospectus.